Summary of Significant Accounting Policies (Details Narrative) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jan. 31, 2019
Statement Line Items [Line Items]
Loss for the period	$ (28,729)	$ (26,094)
Cash flows from (used in) operating activities	(9,689)	$ (4,428)
Net current liability	37,100
Assets (liabilities)	4,018		$ 10,519
Non-trading costs	5,800
Impairment charges of intangible assets	6,800
Negative working capital	$ 11,000		$ 29,400
Bottom of Range [Member]
Statement Line Items [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5 years
Top of Range [Member]
Statement Line Items [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	50 years
Bank Facilities [Member]
Statement Line Items [Line Items]
Facility description	Renegotiating the current bank facilities of NZ$20 million to a facility that is at least a 12 month facility.